Taxes on Income - Deferred Tax Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Retirement benefits	$ 8,469	$ 11,860
Allowance for credit losses	2,246	2,155
Insurance and litigation reserves	716	675
Performance incentives	3,327	2,881
Equity-based compensation	2,723	1,920
Prepaid expense	486	460
Operating loss carryforward	20,519	18,544
Foreign tax credit and other credits	5,506	16,285
Interest	9,928	9,940
Restructuring reserves	791	631
Right of use lease assets	8,440	8,322
Inventory reserves	2,967	2,941
Research and development	11,936	8,832
Other	4,307	2,846
Total deferred tax assets, gross	82,361	88,292
Valuation allowance	(11,730)	(17,400)	$ (21,511)	$ (13,834)
Total deferred tax assets, net	70,631	70,892
Depreciation	11,935	11,580
Foreign pension and other	2,691	2,332
Intangibles	182,838	197,066
Lease liabilities	9,590	8,421
Outside basis in equity investment	5,886	5,999
Unremitted Earnings	6,766	8,381
Total deferred tax liabilities	$ 219,706	$ 233,779